CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 2,069	$ 1,934
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	278	288
Accretion of purchased loan discount	(310)	(155)
Amortization of purchased loan premium	18	11
Amortization of discounts and premiums on investment securities, net	148	216
Amortization (accretion) of deferred loan origination costs (fees)	55	(18)
Accretion of premiums on Federal Home Loan Bank advances	0	(56)
Accretion of premiums on deposits	(212)	(414)
Net gain on sale of loans	(28)	(55)
Valuation adjustment of REO	87	101
Net loss (gain) on real estate owned	(186)	7
Deferred gain on sale of real estate owned	(21)	(10)
ESOP compensation expense	154	155
Earnings on bank-owned life insurance	(93)	(91)
Provision for loan losses	343	580
Origination of loans held for sale	(699)	(1,420)
Proceeds from loans held for sale	627	1,671
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	166	28
Prepaid expenses and other assets	(22)	51
Accrued interest payable	0	(4)
Accounts payable and other liabilities	42	(5)
Federal income tax (benefit)
Current	305	(223)
Deferred	375	(104)
Net cash provided by operating activities	3,096	2,487
Cash flows from investing activities:
Purchase of investment securities held to maturity	(8,500)	(10,000)
Investment securities maturities, prepayments and calls:
Held to maturity	10,947	13,000
Available for sale	40	27
Loans originated for investment, net of principal collected	1,388	13,794
Proceeds from Federal Home Loan Bank stock repurchase	0	1,250
Proceeds from sale of real estate owned	1,831	700
Additions to premises and equipment, net	(884)	(309)
Net cash provided by investing activities	4,822	18,462
Cash flows from financing activities:
Net change in deposits	(13,229)	(17,425)
Payments by borrowers for taxes and insurance, net	83	54
Proceeds from Federal Home Loan Bank advances	23,800	10,000
Repayments on Federal Home Loan Bank advances	(14,365)	(17,054)
Treasury stock repurchases	(698)	(42)
Dividends paid on common stock	(1,385)	(1,511)
Net cash used in financing activities	(5,794)	(25,978)
Net increase (decrease) in cash and cash equivalents	2,124	(5,029)
Beginning cash and cash equivalents	11,511	16,540
Ending cash and cash equivalents	13,635	11,511
Supplemental disclosure of cash flow information:
Federal income taxes	330	1,275
Interest on deposits and borrowings	1,640	2,092
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	2,123	1,684
Loans disbursed upon sales of real estate acquired through foreclosure	$ 643	$ 198